Inventories and contracts in progress - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories and contracts in progress
Inventory written-off	€ 1,473	€ 1,196	€ 567
Total costs incurred contracts in progress	620
Total profit recognized contracts in progress	23
Advances received contracts in progress	€ 60	€ 11	€ 146